Commitments and Contingencies - Lease Cost (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
Lease Cost
Short term lease costs	$ 62	$ 125
Total lease cost	1,591	3,060
Research and development
Lease Cost
Operating lease cost	805	1,529
Variable lease cost	290	580
General and administrative
Lease Cost
Operating lease cost	342	661
Variable lease cost	$ 92	$ 165